Pension and Other Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Significant Other Unobservable Inputs, Level 3 [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Total plan assets	$ 26.5	$ 27.3	$ 26.9
U.S. [Member]
Fair Value, Assets Measured
Total plan assets at fair value	560.3	539.7
Total plan assets	551.2	540.0	467.7
U.S. [Member] | Money market funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	18.0	56.3
U.S. [Member] | Mutual Fund International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	11.2	12.7
U.S. [Member] | Pooled Funds Bonds [Member[
Fair Value, Assets Measured
Defined benefit plan fixed income securities	60.6	109.3
U.S. [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	192.3	140.4
U.S. [Member] | Equity Securities International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	16.7	19.0
U.S. [Member] | Equity Securities U S Value [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	80.8	83.1
U.S. [Member] | Pooled Funds International Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	13.8	34.6
U.S. [Member] | Equity Securities U S Growth [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	33.7	84.1
U.S. [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0.1	0.2
U.S. [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	211.7	165.6
U.S. [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities		373.9
Total plan assets	348.5
U.S. [Member] | Treasury securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	94.9
U.S. [Member] | Agency securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	4.8
U.S. [Member] | Corporate debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	20.4
U.S. [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	9.8
U.S. [Member] | Government debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	3.2
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member]
Fair Value, Assets Measured
Total plan assets at fair value	142.5	199.1
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Money market funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Mutual Fund International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	11.2	12.7
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Bonds [Member[
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	16.7	19.0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities U S Value [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	80.8	83.1
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds International Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities U S Growth [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	33.7	84.1
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0.1	0.2
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	94.9	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	142.4	198.9
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Treasury securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	94.9
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Agency securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Corporate debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Government debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets Measured
Total plan assets at fair value	417.8	340.6
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Money market funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	18.0	56.3
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Mutual Fund International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Bonds [Member[
Fair Value, Assets Measured
Defined benefit plan fixed income securities	60.6	109.3
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	192.3	140.4
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities U S Value [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds International Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	13.8	34.6
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities U S Growth [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	116.8	165.6
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	206.1	175.0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Treasury securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Agency securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	4.8
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Corporate debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	20.4
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	9.8
U.S. [Member] | Significant Other Observable Inputs, Level 2 [Member] | Government debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	3.2
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member]
Fair Value, Assets Measured
Total plan assets at fair value	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Money market funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Mutual Fund International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Bonds [Member[
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities International [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities U S Value [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds International Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities U S Growth [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Treasury securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Agency securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Corporate debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Asset-backed securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Government debt securities [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
U.S. [Member] | Other payables [Member]
Fair Value, Assets Measured
Total plan assets	(9.1)
U.S. [Member] | Other assets [Member]
Fair Value, Assets Measured
Total plan assets		0.3
Int'l [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	55.2	44.0
Total plan assets at fair value	440.9	426.0
Total plan assets	441.3	426.6	402.1
Int'l [Member] | Mutual Funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0.3	0.3
Int'l [Member] | Pooled Funds European Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	211.9	179.4
Int'l [Member] | Pooled Funds Global Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	8.4
Int'l [Member] | Pooled Funds Global Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	55.7	79.3
Int'l [Member] | Pooled Funds European Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	42.2	63.8
Int'l [Member] | Pooled Funds Asia Pacific Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	10.4	12.2
Int'l [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	9.9	11.9
Int'l [Member] | Pooled Funds Emerging Markets [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	14.7	9.3
Int'l [Member] | Real Estate Investment Trusts [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	20.5	21.7
Int'l [Member] | Pooled Funds Other [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	28.7	16.7
Int'l [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	26.5	27.3
Int'l [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	11.7	4.1
Int'l [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	220.6	179.7
Int'l [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Total plan assets	153.4	198.2
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Total plan assets at fair value	12.0	4.4
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Mutual Funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0.3	0.3
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds European Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Global Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Global Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds European Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Asia Pacific Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Emerging Markets [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Real Estate Investment Trusts [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Pooled Funds Other [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	11.7	4.1
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	0.3	0.3
Int'l [Member] | Quoted Prices in Active Markets, Level 1 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	28.7	16.7
Total plan assets at fair value	402.4	394.3
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Mutual Funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds European Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	211.9	179.4
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Global Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	8.4
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Global Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	55.7	79.3
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds European Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	42.2	63.8
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Asia Pacific Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	10.4	12.2
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	9.9	11.9
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Emerging Markets [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	14.7	9.3
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Real Estate Investment Trusts [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	20.5	21.7
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Pooled Funds Other [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	28.7	16.7
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	220.3	179.4
Int'l [Member] | Significant Other Observable Inputs, Level 2 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Total plan assets	153.4	198.2
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	26.5	27.3
Total plan assets at fair value	26.5	27.3
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Mutual Funds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds European Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Global Bonds [Member]
Fair Value, Assets Measured
Defined benefit plan fixed income securities	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Global Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds European Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Asia Pacific Region Equity Securities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds US Equities [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Emerging Markets [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Real Estate Investment Trusts [Member]
Fair Value, Assets Measured
Defined benefit plans equity securities	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Pooled Funds Other [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Insurance Contracts [Member]
Fair Value, Assets Measured
Defined benefit plans other investments	26.5	27.3
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Cash [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Fixed Income Securities [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Significant Other Unobservable Inputs, Level 3 [Member] | Equity Securities [Member]
Fair Value, Assets Measured
Total plan assets	0	0
Int'l [Member] | Other assets [Member]
Fair Value, Assets Measured
Total plan assets	$ 0.4	$ 0.6